13. FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements Tables
Fair value measurement on recurring basis

Items recorded or measured at fair value on a recurring basis in the accompanying unaudited condensed consolidated financial statements consisted of the following items as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–

Derivative liabilities	$–	$–	$1,928,457	$1,928,457
Total	$–	$–	$1,928,457	$1,928,457

	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–

Derivative liabilities	$–	$–	$529,785	$529,785
Total	$–	$–	$529,785	$529,785

Summary of changes in the fair value of derivative liabilities

Three months ended March 31, 2013:

Derivative Liability
Balance, December 31, 2012	$529,785

Transfers in (out) at mark-market value on date of payoff or conversion	(78,144)

Transfers in upon initial fair value of derivative liability	366,676

Loss from change in fair value of derivative liability	1,110,140

Balance, March 31, 2013	$1,928,457

Total loss for the period included in earnings relating to the liabilities held at March 31, 2013	$(1,110,140)

Derivative Liability
Balance, December 31, 2010	$–

Transfers in upon initial fair value of derivative liability	237,787
Adjustment for debt modification	88,849
Mark-to-market at December 31, 2011	(89,241)

Balance, December 31, 2011	$237,395

Transfers in (out) at mark-market value on date of payoff or conversion	(331,717)

Transfers in upon initial fair value of derivative liability	798,826

Gain from change in fair value of derivative liability	(174,719)

Balance, December 31, 2012	$529,785

Total gain for the period included in earnings relating to the liabilities held at December 31, 2012	$174,719